Employee Benefit Plan, Fair Value (Details) - EBP0757636 - USD ($)	Sep. 30, 2025	Sep. 30, 2024
EBP, Investment, Fair Value [Line Items]
Investments at fair value	$ 1,820,488,589	$ 1,647,194,422
Mutual Fund
EBP, Investment, Fair Value [Line Items]
Investments at fair value	465,845,573
EBP, Employer, Common Stock
EBP, Investment, Fair Value [Line Items]
Investments at fair value	369,929,005
Common Collective Trust
EBP, Investment, Fair Value [Line Items]
Investments at fair value	864,943,381
EBP, Pooled Separate Account
EBP, Investment, Fair Value [Line Items]
Investments at fair value	119,770,630
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value [Line Items]
Investments at fair value	835,774,578	768,542,113
Fair Value, Inputs, Level 1 | Mutual Fund
EBP, Investment, Fair Value [Line Items]
Investments at fair value	465,845,573	407,789,960
Fair Value, Inputs, Level 1 | EBP, Employer, Common Stock
EBP, Investment, Fair Value [Line Items]
Investments at fair value	369,929,005	360,752,153
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value [Line Items]
Investments at fair value	0	0
Fair Value, Inputs, Level 2 | Mutual Fund
EBP, Investment, Fair Value [Line Items]
Investments at fair value	0	0
Fair Value, Inputs, Level 2 | EBP, Employer, Common Stock
EBP, Investment, Fair Value [Line Items]
Investments at fair value	0	0
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value [Line Items]
Investments at fair value	0	0
Fair Value, Inputs, Level 3 | Mutual Fund
EBP, Investment, Fair Value [Line Items]
Investments at fair value	0	0
Fair Value, Inputs, Level 3 | EBP, Employer, Common Stock
EBP, Investment, Fair Value [Line Items]
Investments at fair value	0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value [Line Items]
Investments at fair value	835,774,578	768,542,113
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual Fund
EBP, Investment, Fair Value [Line Items]
Investments at fair value	465,845,573	407,789,960
Fair Value, Inputs, Level 1, Level 2, and Level 3 | EBP, Employer, Common Stock
EBP, Investment, Fair Value [Line Items]
Investments at fair value	369,929,005	360,752,153
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value [Line Items]
Investments at fair value	984,714,011	878,652,309
EBP, Fair Value, Investment, NAV, Unfunded Commitment	0
Fair Value Measured at Net Asset Value Per Share | Common Collective Trust
EBP, Investment, Fair Value [Line Items]
Investments at fair value	864,943,381	776,050,044
EBP, Fair Value, Investment, NAV, Unfunded Commitment	0
Fair Value Measured at Net Asset Value Per Share | EBP, Pooled Separate Account
EBP, Investment, Fair Value [Line Items]
Investments at fair value	119,770,630	$ 102,602,265
EBP, Fair Value, Investment, NAV, Unfunded Commitment	$ 0